Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
WILLIAM BLAIR FUNDS
SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2021, AS SUPPLEMENTED
At a special meeting of the shareholders of William Blair Short Duration Bond Fund (the “Fund”) held on January 27, 2022, shareholders approved certain changes to the Fund. These changes are described in further detail below.
Change to the Fund’s Investment Objective
Effective immediately, the Fund’s fundamental investment objective is changed from:
The William Blair Short Duration Bond Fund seeks a high level of current income with relative stability of principal.
to:
The William Blair Short Duration Bond Fund seeks to generate current income, consistent with relative stability of capital.

William Blair Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
WILLIAM BLAIR FUNDS
SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2021, AS SUPPLEMENTED
At a special meeting of the shareholders of William Blair Short Duration Bond Fund (the “Fund”) held on January 27, 2022, shareholders approved certain changes to the Fund. These changes are described in further detail below.
Change to the Fund’s Investment Objective
Effective immediately, the Fund’s fundamental investment objective is changed from:
The William Blair Short Duration Bond Fund seeks a high level of current income with relative stability of principal.
to:
The William Blair Short Duration Bond Fund seeks to generate current income, consistent with relative stability of capital.